Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Liabilities

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy (in thousands):

	At December 31, 2014
	Level 1	Level 2	Level 3	Total
Convertible preferred stock warrant liability	$—	$—	$138	$138

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

	Year Ended December 31,
	2015	2014	2013
Fair value, beginning of period	$138	$158	$—
Issuance of convertible preferred stock warrant	—	—	158
Change in fair value of Level 3 financial liabilities	(45)	(20)	—

Fair value, end of period	$93	$138	$158